ITEM 1.  Schedule of Investments


COMMON STOCK
_______________________________________________________________________
_______________________________________________________________________

                                 	    SHARES     MARKET VALUE ($)
_______________________________________________________________________
CONSUMER DISCRETIONARY  (12.36%) --------------------------------------

COACH, INC.                                35,000          1,097,600.00
THE E.W. SCRIPPS COMPANY         	   20,000            999,400.00
MARRIOTT INTERNATIONAL           	   18,500          1,165,500.00
TARGET CORPORATION               	   20,000          1,038,600.00
TIME WARNER INC.                 	   60,000          1,086,600.00
                                                	   ____________
                                                 	   5,387,700.00

CONSUMER STAPLES  (13.89%) --------------------------------------------

ALTRIA GROUP, INC.               	   15,000          1,105,650.00
CVS CORPORATION                  	   35,000          1,015,350.00
GENERAL MILLS, INC.              	   20,000            964,000.00
KIMBERLY-CLARK CORPORATION       	   15,000            892,950.00
PEPSICO, INC.                    	   22,000          1,247,620.00
THE PROCTER & GAMBLE COMPANY     	   14,000            832,440.00
                                                	   ____________
                                                	   6,058,010.00

ENERGY  (19.77%) ------------------------------------------------------

BURLINGTON RESOURCES INC           	   27,000          2,195,640.00
CHESAPEAKE ENERGY CORPORATION*        	   50,300          1,923,975.00
EXXON MOBIL CORPORATION           	   31,000          1,969,740.00
SCHLUMBERGER LIMITED             	   30,000          2,531,400.00
                                                	   ____________
                                                 	   8,620,755.00

FINANCIALS  (7.18%) ---------------------------------------------------

AMERICAN EXPRESS COMPANY           	   20,000          1,148,800.00
LEHMAN BROTHERS HOLDINGS INC.*    	   17,000          1,980,160.00
                                                 	   ____________
                                                 	   3,128,960.00

HEALTH CARE  (13.75%) -------------------------------------------------

AMGEN INC.                       	   13,300          1,059,611.00
JOHNSON & JOHNSON                	   20,000          1,265,600.00
MEDTRONIC, INC.                  	   15,000            804,300.00
ST. JUDE MEDICAL, INC.           	   30,000          1,404,000.00
UNITEDHEALTH GROUP INC           	   26,000          1,461,200.00
                                                 	   ____________
                                                 	   5,994,711.00

INDUSTRIALS (12.45%)  -------------------------------------------------

3M COMPANY                       	   20,000          1,467,200.00
THE BOEING COMPANY               	   25,000          1,698,750.00
DANAHER CORPORATION              	   17,000            915,110.00
GENERAL ELECTRIC COMPANY           	   40,000          1,346,800.00
                                                 	   ____________
                                                 	   5,427,860.00

INFORMATION TECHNOLOGY  (14.79%) --------------------------------------

CISCO SYSTEMS, INC.              	   50,000            896,500.00
DELL INC.                        	   30,000          1,026,000.00
GOOGLE INC.                       	    5,000          1,582,300.00
INTEL CORPORATION                	   50,000          1,232,500.00
MICROSOFT CORPORATION            	   40,000          1,029,200.00
SYMANTEC CORPORATION             	   30,000            679,800.00
                                                 	   ____________
                                                 	   6,446,300.00

MATERIALS  (2.75%) ----------------------------------------------------

PRAXAIR, INC.                    	   25,000          1,198,250.00


UTILITIES  (3.06%) ----------------------------------------------------

EXELON CORPORATION               	   25,000          1,336,000.00

_______________________________________________________________________
_______________________________________________________________________
TOTAL INVESTMENTS                            	          43,598,546.00


(*) All of the security is pledged as collateral for open option contracts.


Item 2. Controls and Procedures.

(a)(i) The Registrant's Principal Executive and Financial Officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     November 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     November 1, 2005

Continental Assurance Company

By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     November 1, 2005